Segment and corporate information (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Segment and corporate information
Revenue from health care services	€ 3,400,221	€ 3,613,869	€ 6,725,680	€ 7,208,532
Revenue from health care products	919,949	943,476	1,804,615	1,836,609
Revenue	4,320,170	4,557,345	8,530,295	9,045,141
Operating income	424,221	655,924	898,474	1,211,054
Interest	(69,209)	(91,940)	(145,281)	(196,159)
Income before income taxes	355,012	563,984	753,193	1,014,895
Depreciation and amortization	(386,860)	(404,873)	(774,766)	(804,547)
Impairment loss	(8,673)	(5,408)	(8,969)	(6,421)
Income (loss) from equity method investees	22,422	3,905	50,178	24,314
Total assets	32,987,207	34,189,853	32,987,207	34,189,853	€ 31,689,036
thereof investments in equity method investees	708,560	686,025	708,560	686,025	€ 761,113
Additions of property, plant and equipment, intangible assets and right of use assets	390,314	510,097	750,583	1,053,378
Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	3,305,679	3,534,969	6,538,815	7,050,541
Revenue from health care products	890,792	914,986	1,740,412	1,785,348
Revenue	4,196,471	4,449,955	8,279,227	8,835,889
Other revenue
Segment and corporate information
Revenue from health care services	94,542	78,900	186,865	157,991
Revenue from health care products	29,157	28,490	64,203	51,261
Revenue	123,699	107,390	251,068	209,252
Segment Total
Segment and corporate information
Revenue	4,301,851	4,546,630	8,500,487	9,022,461
Operating income	557,776	761,268	1,128,106	1,409,399
Depreciation and amortization	(323,187)	(341,876)	(647,917)	(679,151)
Impairment loss	(2,619)	(5,374)	(2,915)	(6,387)
Income (loss) from equity method investees	22,422	4,084	50,178	24,493
Total assets	29,805,371	30,473,745	29,805,371	30,473,745
thereof investments in equity method investees	708,560	686,025	708,560	686,025
Additions of property, plant and equipment, intangible assets and right of use assets	318,881	361,658	621,525	829,154
Segment Total | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	3,291,989	3,528,354	6,517,908	7,036,835
Revenue from health care products	886,163	910,886	1,731,511	1,776,374
Revenue	4,178,152	4,439,240	8,249,419	8,813,209
Segment Total | Other revenue
Segment and corporate information
Revenue	123,699	107,390	251,068	209,252
North America Segment
Segment and corporate information
Revenue	2,952,693	3,239,789	5,851,522	6,426,012
Operating income	397,593	609,414	796,097	1,072,825
Depreciation and amortization	(239,895)	(257,538)	(479,677)	(514,167)
Impairment loss	(2,619)	395	(2,915)	(604)
Income (loss) from equity method investees	25,222	29,464	52,613	50,514
Total assets	22,292,916	22,912,147	22,292,916	22,912,147
thereof investments in equity method investees	409,287	376,697	409,287	376,697
Additions of property, plant and equipment, intangible assets and right of use assets	229,301	246,740	449,835	606,606
North America Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	2,600,500	2,872,423	5,151,466	5,701,369
Revenue from health care products	253,908	283,501	505,712	556,832
Revenue	2,854,408	3,155,924	5,657,178	6,258,201
North America Segment | Other revenue
Segment and corporate information
Revenue	98,285	83,865	194,344	167,811
EMEA Segment
Segment and corporate information
Revenue	692,706	687,076	1,362,312	1,365,822
Operating income	73,370	77,622	153,260	178,676
Depreciation and amortization	(48,032)	(48,776)	(98,377)	(94,751)
Impairment loss		(5,769)		(5,783)
Income (loss) from equity method investees	(3,143)	(22,893)	(3,548)	(24,555)
Total assets	3,906,540	3,891,296	3,906,540	3,891,296
thereof investments in equity method investees	175,673	183,193	175,673	183,193
Additions of property, plant and equipment, intangible assets and right of use assets	54,810	74,403	103,386	119,576
EMEA Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	341,449	340,591	673,910	681,698
Revenue from health care products	339,817	338,772	658,828	670,159
Revenue	681,266	679,363	1,332,738	1,351,857
EMEA Segment | Other revenue
Segment and corporate information
Revenue	11,440	7,713	29,574	13,965
Asia-Pacific Segment
Segment and corporate information
Revenue	485,522	450,212	956,708	893,106
Operating income	84,218	63,311	169,514	140,120
Depreciation and amortization	(25,834)	(27,028)	(51,496)	(52,987)
Income (loss) from equity method investees	134	(2,385)	859	(1,435)
Total assets	2,837,678	2,767,942	2,837,678	2,767,942
thereof investments in equity method investees	99,762	100,120	99,762	100,120
Additions of property, plant and equipment, intangible assets and right of use assets	22,184	26,983	42,974	72,273
Asia-Pacific Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	226,817	195,880	454,630	413,719
Revenue from health care products	245,413	239,471	476,161	453,568
Revenue	472,230	435,351	930,791	867,287
Asia-Pacific Segment | Other revenue
Segment and corporate information
Revenue	13,292	14,861	25,917	25,819
Latin America Segment
Segment and corporate information
Revenue	170,930	169,553	329,945	337,521
Operating income	2,595	10,921	9,235	17,778
Depreciation and amortization	(9,426)	(8,534)	(18,367)	(17,246)
Income (loss) from equity method investees	209	(102)	254	(31)
Total assets	768,237	902,360	768,237	902,360
thereof investments in equity method investees	23,838	26,015	23,838	26,015
Additions of property, plant and equipment, intangible assets and right of use assets	12,586	13,532	25,330	30,699
Latin America Segment | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	123,223	119,460	237,902	240,049
Revenue from health care products	47,025	49,142	90,810	95,815
Revenue	170,248	168,602	328,712	335,864
Latin America Segment | Other revenue
Segment and corporate information
Revenue	682	951	1,233	1,657
Corporate
Segment and corporate information
Revenue	18,319	10,715	29,808	22,680
Operating income	(133,555)	(105,344)	(229,632)	(198,345)
Depreciation and amortization	(63,673)	(62,997)	(126,849)	(125,396)
Impairment loss	(6,054)	(34)	(6,054)	(34)
Income (loss) from equity method investees		(179)		(179)
Total assets	3,181,836	3,716,108	3,181,836	3,716,108
Additions of property, plant and equipment, intangible assets and right of use assets	71,433	148,439	129,058	224,224
Corporate | Revenue from contracts with customers
Segment and corporate information
Revenue from health care services	13,690	6,615	20,907	13,706
Revenue from health care products	4,629	4,100	8,901	8,974
Revenue	18,319	10,715	29,808	22,680
Operating Segments
Segment and corporate information
Revenue	4,320,170	4,557,345	8,530,295	9,045,141
Operating Segments | Segment Total
Segment and corporate information
Revenue	4,312,653	4,554,835	8,522,520	9,039,279
Operating Segments | North America Segment
Segment and corporate information
Revenue	2,963,384	3,246,637	5,873,388	6,440,035
Operating Segments | EMEA Segment
Segment and corporate information
Revenue	692,706	688,340	1,362,312	1,368,399
Operating Segments | Asia-Pacific Segment
Segment and corporate information
Revenue	485,633	450,236	956,875	893,134
Operating Segments | Latin America Segment
Segment and corporate information
Revenue	170,930	169,622	329,945	337,711
Operating Segments | Corporate
Segment and corporate information
Revenue	7,517	2,510	7,775	5,862
Inter-segment | Segment Total
Segment and corporate information
Revenue	(10,802)	(8,205)	(22,033)	(16,818)
Inter-segment | North America Segment
Segment and corporate information
Revenue	(10,691)	(6,848)	(21,866)	(14,023)
Inter-segment | EMEA Segment
Segment and corporate information
Revenue		(1,264)		(2,577)
Inter-segment | Asia-Pacific Segment
Segment and corporate information
Revenue	(111)	(24)	(167)	(28)
Inter-segment | Latin America Segment
Segment and corporate information
Revenue		(69)		(190)
Inter-segment | Corporate
Segment and corporate information
Revenue	€ 10,802	€ 8,205	€ 22,033	€ 16,818